Loans and borrowings - Repayment Profile (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 32.6	€ 26.0
Loans and borrowings	2,258.6	2,151.4
Borrowings	2,291.2	2,177.4
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	5.3	7.1
Loans and borrowings	1,402.8	1,308.9
Lease Liabilities | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	28.6	26.0
Lease Liabilities | Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	60.7	68.1
Deferred borrowing costs | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(1.3)	(7.1)
Deferred borrowing costs | 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	(4.3)	(25.6)
Deferred borrowing costs | More than five years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	€ (0.6)	€ 0.0